Intangible Assets - Details of the Changes in Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₩ 5,513,510	₩ 3,586,965
Impact of adopting K-IFRS No. 1116	(2,274)
Acquisition	145,335	1,516,107
Disposal	(9,102)	(14,910)
Transfer	212,621	283,401
Amortization	(966,246)	(832,915)
Impairment	(9,394)	(60,281)
Business combination	7,236	1,035,143
Disposal of subsidiaries	(25,594)
Ending balance	4,866,092	5,513,510
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,139,978	2,176,940
Acquisition		1,366,926
Amortization	(492,477)	(403,888)
Impairment	0
Ending balance	2,647,501	3,139,978
Land usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	10,511	15,750
Acquisition	2,017	2,918
Disposal	(442)	(1,142)
Transfer		406
Amortization	(4,737)	(7,421)
Ending balance	7,349	10,511
Industrial rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	83,627	111,347
Acquisition	1,409	6,694
Disposal	(1,540)	(1,598)
Transfer	2,491	5,254
Amortization	(4,696)	(7,418)
Impairment		(30,748)
Business combination	158	96
Disposal of subsidiaries	(14,625)
Ending balance	66,824	83,627
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,990	4,103
Acquisition	2,218	4,250
Disposal	0
Transfer	1,468	(6)
Amortization	(5,359)	(1,866)
Impairment	(961)	(118)
Business combination	4,790	2,627
Ending balance	11,146	8,990
Facility usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	31,027	36,451
Acquisition	2,093	2,223
Disposal	(25)	(39)
Transfer	236	101
Amortization	(7,499)	(7,709)
Ending balance	25,832	31,027
Customer relations [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	625,091	4,035
Acquisition	250	213
Disposal	(367)
Transfer	304	149
Amortization	(33,907)	(9,541)
Business combination		630,235
Ending balance	591,371	625,091
Club memberships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	80,475	73,614
Acquisition	2,437	6,719
Disposal	(1,574)	(2,950)
Transfer	(1,200)	(7)
Impairment	(916)	(173)
Business combination	1,188	3,272
Ending balance	80,410	80,475
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	374,096	374,096
Business combination		374,096
Ending balance	374,096	374,096
Other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,159,715	1,164,725
Impact of adopting K-IFRS No. 1116	(2,274)
Acquisition	134,911	126,164
Disposal	(5,154)	(9,181)
Transfer	209,322	277,504
Amortization	(417,571)	(395,072)
Impairment	(7,517)	(29,242)
Business combination	1,100	24,817
Disposal of subsidiaries	(10,969)
Ending balance	₩ 1,061,563	₩ 1,159,715